Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated fair value measurement
Long-term debt less accrued charges	$ (30,267)
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	425	333
Carrying Amount
Estimated fair value measurement
Long-term debt less accrued charges	(29,842)	(22,700)
Perpetual Notes	(72)	(80)
Fair value
Estimated fair value measurement
Long-term debt less accrued charges	(32,724)	(24,312)
Perpetual Notes	(72)	(80)
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(25,817)	(18,181)
Level 2
Estimated fair value measurement
Long-term debt less accrued charges	(6,907)	(6,131)
Perpetual Notes	$ (72)	$ (80)